Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Schedule of changes in the carrying value of goodwill by segment
Online Services
RMB

Balance as of December 31, 2011	—
Additions (Note 9)	789
Balance as of December 31, 2012	789